Investment Strategy	Apr. 30, 2026
Roundhill Video Games ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund may invest in shares of companies through initial public offerings (“IPOs”) or in shares of companies that have recently gone through an IPO and are now publicly traded on a stock exchange.
Roundhill Ball Metaverse ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund may invest in shares of companies through initial public offerings (“IPOs”) or in shares of companies that have recently gone through an IPO and are now publicly traded on a stock exchange.
Roundhill Cannabis ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund may invest in shares of companies through initial public offerings (“IPOs”) or in shares of companies that have recently gone through an IPO and are now publicly traded on a stock exchange.
Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of Sports Betting and iGaming Companies. The Fund will generally invest primarily in the equity securities of Sports Betting and iGaming Companies, but may also seek exposure through derivative instruments, such as swap agreements and forward contracts. The Adviser defines such companies as follows:
•Sports Betting Companies are those engaged, directly or indirectly, in analyzing sports events and wagering on their outcomes, such as online bookmakers or prediction market exchanges.
•iGaming Companies are those engaged, directly or indirectly, in online betting on games of chance, such as poker, slots, blackjack, or the lottery.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or instruments (i.e., swap agreements or forward contracts) that provide exposure to Sports Betting and iGaming Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.
The Adviser identifies Sports Betting and iGaming Companies as those with at least a majority of their revenues or profits attributable to:
•Online bookmaking;
•Media production connected to sports betting and/or iGaming, such as the producers of podcasts, videos, and blogs;
•Developing and/or providing technology solutions and services for other Sports Betting and/or iGaming Companies;
•Providing marketing solutions and services for other Sports Betting and/or iGaming Companies;
•Prediction markets; and
•Investing in Sports Betting and/or iGaming Companies, such as owners of investment portfolios comprising companies exposed to sports betting activities, iGaming activities, or the underlying assets of such companies, such as casino developers and bingo and lottery game developers.
The Fund will concentrate its investments in the Casino & Gaming Industry, a segment of the Consumer Discretionary Sector as defined by the Bloomberg Industry Classification System (“BICS”). Under BICS, the Consumer Discretionary Sector includes companies whose products and services are typically purchased by consumers with discretionary income and whose revenues are therefore highly sensitive to economic cycles. The Casino and Gaming Industry segment more broadly encompasses casino owners and operators, gaming facility operators, lottery and betting services providers, gaming machine operators, and other companies providing ancillary services directly tied to casino and gaming operations.
The Fund rebalances its portfolio at least quarterly using the Adviser’s proprietary weighting methodology. Portfolio weights are subject to a 25% cap on any single company. In determining weights, the Adviser considers each company’s market share and revenue share from the sale or production of semiconductor memory products and related technologies.
Generally, the Fund will invest in those companies with a minimum market capitalization of $250 million, but the Fund may invest in companies with any market capitalization. The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, American Depositary Receipts (“ADRs”) or Global Depositary 2 Receipts (“GDRs”), including depositary receipts whose underlying securities are non-voting preferred securities. The Fund may invest in shares of companies through initial public offerings (“IPOs”) or in shares of companies that have recently gone through an IPO and are now publicly traded on a stock exchange.
The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap agreements, forward contracts, and other derivatives.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or instruments (i.e., swap agreements or forward contracts) that provide exposure to Sports Betting and iGaming Companies.